Other Receivables (Details) - Schedule of other receivables - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepaid and Other Receivables [Abstract]
Income tax receivables	$ 75,645
Others	22,266	$ 36,706
Total other receivables	$ 97,911	$ 36,706